Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Accounting Policies [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents information about our warrant liability, which was our only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30 (dollars in thousands):

	2015	2014

Balance beginning of year	$(2,011)	$(1,046)
Transfers to (from) Level 3	—	—
Change in fair value included in earnings	981	(965)
Modification Charge	(586)
Reclassification to equity	1,616	—

Balance end of year	$—	$(2,011)

Public Utility Property, Plant, and Equipment [Table Text Block]
Property and equipment consisted of the following (in thousands):

	April 30,
	2015	2014

Furniture and fixtures	$70	$69
Computer equipment and software	685	655
Laboratory equipment	493	296
Leasehold improvements	2	2

Total property and equipment	1,250	1,022
Less: Accumulated depreciation and amortization	(798)	(588)

Property and equipment, net	$452	$434

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of January 31, 2016 (table in thousands):

For the Years Ended April 30,	Total
2016 (remaining)	$6
2017	24
2018	25
2019	27
2020	16

Total minimum payments	98
Less: amount representing interest	(10)
Present value of minimum payments	88
Less: current portion	(24)
$64

The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of April 30, 2015:

For the Years Ended April 30,	2016	23
	2017	24
	2018	25
	2019	26
	2020	16

Total minimum lease payments		$114
Less: current maturity		(23)
Long-term maturity		91

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended January 31,		Nine Months Ended January 31,
	2016	2015	2016	2015
Basic loss per share computation
Net loss attributable to common stockholders	$(2,412,381)	$(2,816,465)	$(7,872,115)	$(9,462,281)
Weighted Average common shares – basic	8,702,237	5,574,447	8,702,237	5,574,244
Basic net loss per share	$(0.28)	$(0.51)	$(0.90)	$(1.70)
Diluted loss per share computation
Net loss attributable to common stockholders	$(2,412,381)	$(2,816,465)	$(7,872,115)	$(9,462,281)
Less: Gain on derivative warrant liability	—	620,687	—	1,401,314
Loss available to common stockholders	$(2,412,381)	$(3,437,152)	$(7,872,115)	$(10,863,595)
Weighted Average common shares	8,702,237	5,574,447	8,702,237	5,574,244
Incremental shares from assumed exercise of warrants and stock options	—	29,351	—	29,351
Adjusted weighted average share – diluted	8,702,237	5,603,798	8,702,237	5,603,595
Diluted net loss per share	$(0.28)	$(0.61)	$(0.90)	$(1.94)

	Year Ended April 30,
	2015	2014
Basic loss per share computation
Net loss attributable to common stockholders	$(13,139,820)	$(7,406,367)
Weighted Average common shares – basic	5,985,346	5,571,993
Basic net loss per share	$(2.20)	$(1.33)

Diluted loss per share computation
Net loss attributable to common stockholders	$(13,139,820)	$(7,406,367)
Less: Gain on derivative warrant liability	980,519	—
Loss available to common stockholders	$(14,120,339)	$(7,406,367)

Weighted Average common shares	5,985,346	5,571,993
Incremental shares from assumed exercise of warrants and stock options	439,065	—
Adjusted weighted average share – diluted	6,424,410	5,571,993

Diluted net loss per share	$(2.20)	$(1.33)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table reflects the total potential share-based instruments outstanding at January 31, 2016 and 2015 that could have an effect on the future computation of dilution per common share:

	January 31,
	2016	2015
Stock options	2,212,571	1,999,167
Warrants	2,109,840	260,556
Total common stock equivalents	4,322,411	2,259,723

The following table reflects the total potential share-based instruments outstanding at April 30, 2015 and 2014 that could have an effect on the future computation of dilution per common share:

	Year Ended April 30,
	2015	2014

Stock options	2,004,002	1,945,920
Warrants	2,109,840	273,056

Total common stock equivalents	4,113,842	2,218,975